Income taxes - Summary of temporary difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 81,119	$ 60,366
Deferred tax liabilities	496,571	444,727
Deferred tax expense (recovery)	20,671	(28,229)
Property, plant and equipment | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	452,950	419,824
Deferred tax expense (recovery)	33,126	(26,871)
Loss carryforwards | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,487	14,748
Deferred tax liabilities	0	0
Deferred tax expense (recovery)	(4,738)	2,784
Liabilities | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	61,632	45,618
Deferred tax liabilities	0	0
Deferred tax expense (recovery)	(16,013)	(17,658)
Future withholding taxes | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	9,650	5,355
Deferred tax expense (recovery)	4,295	(200)
Other items | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	33,971	19,548
Deferred tax expense (recovery)	$ 4,002	$ 13,716